Derivative Financial Instruments (Schedule of fair values of derivative assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Assets	$ 205	$ 1,182
Liabilities	(262)	(2,391)
Derivatives [Member]
Derivatives, Fair Value [Line Items]
Assets	162	147
Liabilities	(208)	$ (1,519)
Derivatives [Member] | Forward Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	60
Liabilities	(46)	$ (70)
Derivatives [Member] | Currency Swaps and Options [Member]
Derivatives, Fair Value [Line Items]
Assets	102	147
Liabilities	$ (162)	$ (710)
Derivatives [Member] | Embedded Derivative Financial Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets
Liabilities		$ (739)
Nondesignated [Member]
Derivatives, Fair Value [Line Items]
Assets	$ 43	1,035
Liabilities	(54)	$ (872)
Nondesignated [Member] | Forward Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	16
Liabilities	(11)	$ (22)
Nondesignated [Member] | Currency Swaps and Options [Member]
Derivatives, Fair Value [Line Items]
Assets	27	41
Liabilities	$ (43)	(32)
Nondesignated [Member] | Embedded Derivative Financial Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets		994
Liabilities		$ (727)
Nondesignated [Member] | Spot Transactions [Member]
Derivatives, Fair Value [Line Items]
Assets
Liabilities		$ (91)